SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Deutsche Enhanced Commodity Strategy Fund

Effective October 1, 2017, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
Deutsche Enhanced Commodity Strategy Fund	First $500 million 0.950% Next $500 million 0.900% Next $500 million 0.850% Next $1 billion 0.825% Next $1 billion 0.800% Thereafter 0.775%
Please Retain This Supplement for Future Reference
September 26, 2017
SAISTKR-381